Organization and Summary of Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Balance as of beginning of year	$ 75,000	$ 75,000
Less: Payments made	(63,606)	(59,668)
Add: Provision for current years warranty	63,606	59,668
Balance as of end of year	$ 75,000	$ 75,000